DEBT INSTRUMENTS IN ISSUE	12 Months Ended
Dec. 31, 2019
DEBT INSTRUMENTS IN ISSUE
DEBT INSTRUMENTS IN ISSUE

NOTE 18. DEBT INSTRUMENTS IN ISSUE

Duly authorized by the authority in each country bonds have been issued as follows:

As of December 31, 2019

Issuer	Currency		Face value (1)	Balance	Rate Range
Bancolombia S.A.	Local	COP	4,571,386	4,614,044	5.86%-10.27%
Bancolombia S.A.	Foreign	USD	3,311,481	10,668,375	2.15%-6.22%
Banco Agrícola S.A.	Foreign	USD	514,000	1,676,517	5.27%-7.17%
Bancolombia Panamá S.A.	Foreign	USD	140,351	467,837	2.25%-3.70%
Grupo Agromercantil Holding S.A.	Foreign	USD	915	3,000	0.25%-7.25%
Banistmo S.A. y filiales	Foreign	USD	749,363	2,473,666	2.65%-5.00%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	5,471	18,076	2.65%-2.95%
Total				19,921,515
(1)	Face value is in US dollar for foreign currency bonds.

As of December 31, 2018

Issuer	Currency		Face value(1)	Balance	Rate Range
Bancolombia S.A.	Local	COP	4,533,392	4,607,153	5.91%-10.89%
Bancolombia S.A.	Foreign	USD	3,237,466	10,452,432	2.60%-6.22%
Banco Agrícola S.A.	Foreign	USD	549,000	1,774,852	5.27%-7.17%
Bancolombia Panamá S.A.	Foreign	USD	139,280	457,495	2.60%-3.50%
Grupo Agromercantil Holding S.A.	Foreign	USD	300,939	986,476	0.25%-7.25%
Banistmo S.A. y filiales	Foreign	USD	606,635	1,980,824	2.65%-5.00%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	8,499	28,001	2.70%-3.00%
Total				20,287,233
(1)	Face value is in US dollar for foreign currency bonds.

The breakdown of the Bank securities in issue by term is as follows:

As of December 31, 2019

	Less than	Between	Between
Issuer	1 year	1 and 3 years	3 and 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds (1)	-	-	-	1,216,533	1,216,533
Ordinary bonds	-	-	155,102	3,242,409	3,397,511
Foreign currency
Subordinated bonds (1)	-	-	-	6,925,854	6,925,854
Ordinary bonds	259,503	879,255	261,020	6,981,839	8,381,617
Total	259,503	879,255	416,122	18,366,635	19,921,515
(1)

The subordinated bonds, in the event of default of the Bank, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

Green Bonds Offering

On June 25, 2019 Bancolombia S.A. completed the offering of ordinary bonds in an aggregate principal amount of COP 657,000. The bonds will mature 5 years from the date of issue. This issuance was allocated through a public offering aimed at institutional investors authorized to operate in the second market exchange, including multilateral organizations.

Subordinated Notes Offering

On December 18, 2019, the Bank priced the public offering of USD 550,000 in aggregate principal amount of its Subordinated Notes due December 18, 2029.

The Notes have a 10-year maturity, an optional redemption right on the fifth year and a coupon of 4.625%, payable semi-annually on December 18 and June 18 of each year, beginning on June 18, 2020.

In relation to the Bond offer made, the bank acquired a portion of its Bonds maturing in 2020 and 2022, issued on July 26, 2010 and September 4, 2012 respectively, through a private bond exchange agreement followed by a “Tender Offer” intermediary bond public offering.

In connection with the Notes Offering, the Bank acquired a portion of its Bonds maturing in 2020 and 2022, issued on July 26, 2010 and September 4, 2012, respectively, through a private exchange followed by a Dealer Intermediated Tender Offer.

During the transaction, the Bank maintained a third party financial entity as a principal, which was responsible for the execution of the transfer and the exchange. In this regard the Bank has recognized as non-extinguishment the modification of the debt instruments in issue corresponding to a portion of the Notes due 2020 and Notes due 2022. therefore, the modified debt instruments are adjusted with effect in the result of the period to the present value of the new terms, discounted at the original effective interest rate and the costs associated with the transaction will be amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instruments using the interest method.

Giving application to IFRS 9 financial instruments and IFRIC 16 hedges of a net investment in a business abroad, the Bank arranged to cover the exchange rate risk that arises from the date of acquisition of its investment in the subordinate Banistmo S.A, designating bonds issued in foreign currency for USD 2.2 billion, as hedging instruments.

For information related with the disclosures of fair value of the debt securities in issued, see Note 30 Fair value of assets and liabilities.

As of December 31, 2018

Issuer	Less than	Between	Between
	1 year	1 to 3 years	3 to 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds (1)	-	-	-	1,425,034	1,425,034
Ordinary bonds	-	-	154,813	3,027,306	3,182,119
Foreign currency
Subordinated bonds (1)	-	-	-	6,790,506	6,790,506
Ordinary bonds	652,579	339,419	159,721	7,737,855	8,889,574
Total	652,579	339,419	314,534	18,980,701	20,287,233
(1)

The subordinated bonds, in the event of default of the Bank, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

Sustainable Bonds Offering

In July 19, 2019 the Bank announced that it completed the issuance and placement of an offering of sustainable bonds (Bonos sostenibles) in an aggregate principal amount of COP 657,000 in the Segundo Mercado exchange, with a term of 5 years and an interest rate of IBR + 1.60%. The proceeds from the offering will be used to finance sustainability projects including renewable energy, energetic efficiency, cleaner production, social infrastructure, and access to housing, among others, in accordance with international standards contemplated by the Sustainability Bond Guidelines. The IIC (Interamerican Investment Corporation) and the IDB (Interamerican Development Bank), acquired all the bonds in the offering.

The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2019	December 31, 2018
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	3,228,110	2,854,161
More than twelve months after the reporting period	16,693,405	17,433,072
Total	19,921,515	20,287,233

As of December 31, 2019 and 2018, there were no covenants linked to the aforementioned securities in issue, nor were any of these instruments past due by the Bank in relation to its financial obligations.